Common Control Mergers (Details Textuals)	1 Months Ended
May 09, 2018 shares
OmniSoft [Member]
Acquired interest rate	100.00%
Issuance of common shares	55,000,000
CrowdPay [Member]
Acquired interest rate	100.00%
Issuance of common shares	87,500,000